Balances and Transactions with Related Parties (Details 3) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Key management personnel of entity or parent
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses | ₪	₪ 1,328		₪ 1,326	₪ 2,107
General and administrative expenses | ₪	2,280		2,560	2,254
Total | ₪	3,609		3,886	4,361
Key management personnel of entity or parent | U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses | $		$ 413
General and administrative expenses | $		709
Total | $		1,122
Related parties
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses | ₪	0		0	913
General and administrative expenses | ₪	(177)		1,304	3,517
Total | ₪	₪ (177)		₪ 1,304	₪ 4,430
Related parties | U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses | $		0
General and administrative expenses | $		(55)
Total | $		$ (55)